CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 668	$ 482
Prepaid expenses and other current assets	76	48
Property, plant and equipment, net of accumulated depreciation	2,430	2,573
Other long-term assets	277	302
Accounts payable	320	334
Other current liabilities	173	208
Other long-term liabilities	$ 14	$ 9
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized (in shares)	350,000,000	350,000,000
Common stock, issued (in shares)	100,629,209	86,929,660
Treasury stock (in shares)	98,610	98,610
Variable Interest Entities
Cash and cash equivalents	$ 415	$ 223
Prepaid expenses and other current assets	56	30
Property, plant and equipment, net of accumulated depreciation	2,414	2,528
Other long-term assets	270	298
Accounts payable	317	329
Other current liabilities	154	181
Other long-term liabilities	$ 7	$ 4